CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME [Abstract]
Net unrealized gain (loss) on available-for-sale investments, tax
Transfer to statements of operations of realized gain on available-for-sale securities, tax
Transfer to statements of operations as a result of other-then-temporary impairment of short-term investments, tax